INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 28, 2025
INTANGIBLE ASSETS, NET
Impairment loss		$ 322,000	$ 0	$ 322,000	$ 0
Amortization of intangible assets		$ 86,000	$ 27,000	$ 166,000	$ 112,000	$ 353,000	$ 412,000
Impairment charge on goodwill							835,319
Capitalized costs, internally developed software						160,400
Capitalized computer software costs						$ 57,002	92,361
Amortization of capitalized computer software							$ 35,359
ATS and SESB
INTANGIBLE ASSETS, NET
Estimated useful life								10 years
Owned Service Network
INTANGIBLE ASSETS, NET
Annual impairment test, discount rate (in percentage)						20.00%
Percentage of increase (decrease) in discount rate						5.00%
Change in fair value, impact of 5% increase (decrease) in discount rate						$ 2,300,000,000,000
Percentage of estimated fair value exceeded its carrying amount						0.00%
Internally developed software
INTANGIBLE ASSETS, NET
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]						Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Trade Names | Harry Kahn Associates, Inc
INTANGIBLE ASSETS, NET
Identifiable Intangible assets fair value	$ 44,000
Customers relationship | Harry Kahn Associates, Inc
INTANGIBLE ASSETS, NET
Identifiable Intangible assets fair value	9,000
Developed Technology
INTANGIBLE ASSETS, NET
Estimated useful life						3 years
Proprietary Technology | Harry Kahn Associates, Inc
INTANGIBLE ASSETS, NET
Identifiable Intangible assets fair value	$ 274,000
Minimum
INTANGIBLE ASSETS, NET
Estimated useful life		3 years		3 years		3 years
Minimum | Internally developed software
INTANGIBLE ASSETS, NET
Estimated useful life						3 years
Minimum | Trade Names
INTANGIBLE ASSETS, NET
Estimated useful life						3 years
Minimum | Customers relationship
INTANGIBLE ASSETS, NET
Estimated useful life						8 years
Maximum
INTANGIBLE ASSETS, NET
Estimated useful life		15 years		15 years		15 years
Maximum | Internally developed software
INTANGIBLE ASSETS, NET
Estimated useful life						5 years
Maximum | Trade Names
INTANGIBLE ASSETS, NET
Estimated useful life						10 years
Maximum | Customers relationship
INTANGIBLE ASSETS, NET
Estimated useful life						15 years